GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 4,823
2019	4,238
2020	1,262
2021	229
2022	240
Thereafter	517
Net carrying amount	$ 11,309	$ 44,018	$ 66,072